19. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes
19. SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

a.Amended Management Services Agreement

Effective January 1, 2026, the Company and Epazz, Inc. entered into an Amended and Restated Management Services Agreement, superseding the November 2018 agreement. The amendment has the cost-plus markup of 30% aligned to arm’s-length pricing for services including software development, office and hosting services, project management, drone manufacturing operations, and administrative support. Under the payment framework, 70% of each monthly invoice is applied dollar-for-dollar against inter-company Affiliate Advances  and 30% is paid in cash; Contingent Settlement Obligation of Service Provider to settle the same before December 31, 2026 .

b.Acquisition of Andy Paris & Associates, Incorporated

On April 8, 2026, the Company, through its Drone as a Service subsidiary, acquired all shares of Andy Paris & Associates, Incorporated, a land surveying company based in Lake Oswego, Oregon, for US$1,200,000 (US$600,000 cash at closing and US$600,000 via a three-year note at 6% per annum). Andy Paris will be integrated into the Company's Drone as a Service operating segment.

c.Acquisition of NOW Solutions, Inc.

On April 14, 2026, the Company completed the acquisition of NOW Solutions, Inc. (“NOW Solutions”), a U.S.-based enterprise software company providing human capital management and enterprise resource planning solutions to government and public sector customers.

d.At-the-Market Offering Activity

On February 6, 2026, the Company entered into an Equity Distribution Agreement with Maxim Group LLC, as Sales Agent, for an at-the-market offering (“ATM”) of Common Shares pursuant to the Company’s Registration Statement on Form F-3 (File No. 333-293356), which was declared effective by the United States Securities and Exchange Commission on February 23, 2026. Subsequent to December 31, 2025 and through April 28, 2026, the Company has issued Common Shares under the ATM facility from time to time, with proceeds applied to general corporate purposes including funding of acquisitions, working capital, and product development. The Company will continue to issue Common Shares under the ATM facility from time to time at prevailing market prices.

e.Related Party Transaction — Master Asset Purchase and Share Purchase Agreement

On April 15, 2026, ZenaTech, Inc. entered into a Master Asset Purchase and Share Purchase Agreement with Epazz, Inc., Provitrac, Inc., and K9 Sky, Inc. to acquire three assets: the Provitrac HR software platform, the BoxesOS portal technology, and all shares of K9 Sky, Inc. The consideration satisfied through the issuance of 258,533 Super Voting Shares and 1,108,000 Preferred Shares.

Other than as disclosed above, management is not aware of any other subsequent events occurring between December 31, 2025 and April 28, 2026, that would require disclosure in or adjustment to these consolidated financial statements.